Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11

333-151805    HV-6778 - Premier Innovations (Series II)
_____________________________
Supplement dated February 20, 2024 to your Prospectus dated May 1, 2023
This Supplement dated February 20, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Subadvisers for the Empower Core Strategies Flexible Bond Fund - Investor Class and MassMutual Short-Duration Bond Fund - Class R4 in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are changed as expressed in the updated Appendix A - Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds Capital World Growth and Income FundSM - Class R3	MassMutual Global Fund - Class R4
American Funds The New Economy Fund® - Class R3	MassMutual International Equity Fund - Class R4
Calvert Income Fund - Class A	MassMutual Main Street Fund - Class R4
DWS Capital Growth Fund - Class A	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4
Franklin High Income Fund - Class A1	MassMutual Short-Duration Bond Fund - Class R4
Franklin Income Fund - Class A1	MFS® Total Return Fund - Class R3
Janus Henderson Forty Fund - Class S	Oakmark Equity and Income Fund - Investor Class
Janus Henderson Overseas Fund - Class S	Pioneer Strategic Income Fund - Class A
MassMutual Disciplined Growth Fund - Class R4	Timothy Plan Large/Mid-Cap Value Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Blend	American Funds Capital World Growth and Income FundSM - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-17.55%	3.93%	7.25%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Global Large-Stock Growth	American Funds The New Economy Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.06%	-29.88%	4.60%	10.17%
US Fund Corporate Bond	Calvert Income Fund - Class A (Closed to Contracts issued on or about 8/1/2011) Adviser: Calvert Research and Management Subadviser: N/A	0.93%	-15.57%	0.61%	1.78%
US Fund Large Growth	DWS Capital Growth Fund - Class A Adviser: DWS Investment Management Americas, Inc. Subadviser: N/A	0.92%	-31.10%	9.24%	12.70%
US Fund Intermediate Core-Plus Bond	Empower Core Strategies Flexible Bond Fund - Investor Class Adviser: Empower Capital Management, LLC Subadviser: Wamco Technology Group, Loomis, Sayles & Company LP	0.76%	-12.48%	0.45%	0.45%
US Fund High Yield Bond	Franklin High Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.76%	-9.30%	2.38%	3.21%
US Fund Allocation-- 50% to 70% Equity	Franklin Income Fund - Class A1* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.61%	-5.05%	4.78%	5.73%
US Fund Large Growth	Janus Henderson Forty Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	0.98%	-33.73%	9.48%	12.72%
US Fund Foreign Large Blend	Janus Henderson Overseas Fund - Class S Adviser: Janus Henderson Investors US LLC Subadviser: N/A	1.29%	-8.84%	5.20%	3.72%
US Fund Large Growth	MassMutual Disciplined Growth Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Wellington Management Company LLP	1.08%	-32.02%	7.59%	11.92%
US Fund Global Large-Stock Growth	MassMutual Global Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.37%	-32.35%	2.24%	7.25%
US Fund Foreign Large Blend	MassMutual International Equity Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Thompson, Siegel & Walmsley LLC; Wellington Management Company LLP	1.50%	-10.45%	2.24%	5.05%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Blend	MassMutual Main Street Fund - Class R4 Adviser: MML Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.34%	-20.75%	6.79%	10.35%
US Fund Target-Date 2060	MassMutual RetireSMART by JPMorgan 2060 Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management, Inc.	0.97%	-17.36%	4.76%	6.72%
US Fund Short-Term Bond	MassMutual Short-Duration Bond Fund - Class R4* Adviser: MML Investment Advisers, LLC Subadviser: Barings LLC	0.91%	-9.90%	-0.29%	0.55%
US Fund Allocation-- 50% to 70% Equity	MFS® Total Return Fund - Class R3 Adviser: Massachusetts Financial Services Company Subadviser: N/A	0.73%	-9.66%	5.05%	7.19%
US Fund Allocation-- 70% to 85% Equity	Oakmark Equity and Income Fund - Investor Class Adviser: Harris Associates L.P. Subadviser: N/A	0.86%	-12.92%	4.70%	7.31%
US Fund Multisector Bond	Pioneer Strategic Income Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.11%	-13.12%	0.59%	2.01%
US Fund Mid-Cap Blend	Timothy Plan Large/Mid-Cap Value Fund - Class A* Adviser: Timothy Partners Ltd Subadviser: Westwood Management Corp	1.34%	-11.77%	7.91%	10.35%
* This Fund’s Current Expenses reflect a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-98-HV6778